LEASES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Leases
SCHEDULE OF LEASE ASSETS AND LIABILITIES

Below is a summary of our lease assets and liabilities at May 31, 2026 and February 28, 2026.

Leases	Classification	May 31, 2026	February 28, 2026
Assets
Operating	Operating Lease Assets	$891,922	$931,814
Liabilities
Current
Operating	Current Operating Lease Liability	$239,242	$243,690
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	643,129	676,694
Total lease liabilities		$882,371	$920,384

Below is a summary of our lease assets and liabilities at February 28, 2026 and February 28, 2025.

Leases	Classification	February 28, 2026	February 28, 2025
Assets
Operating	Operating Lease Assets	$931,814	$1,010,545
Liabilities
Current
Operating	Current Operating Lease Liability	$243,690	$197,349
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	676,694	810,513
Total lease liabilities		$920,384	$1,007,862